JPMorgan Large Cap Value Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.7%
Aerospace & Defense — 0.5%
Textron, Inc.	273	24,174
Air Freight & Logistics — 1.0%
FedEx Corp.	181	49,425
Automobile Components — 0.5%
Gentex Corp.	769	22,832
Banks — 10.2%
Bank of America Corp.	2,526	100,256
Citigroup, Inc.	1,319	82,559
Fifth Third Bancorp	1,476	63,223
First Citizens BancShares, Inc., Class A	18	33,485
Truist Financial Corp.	2,264	96,831
Wells Fargo & Co.	2,015	113,814
		490,168
Biotechnology — 4.6%
AbbVie, Inc.	536	105,806
Biogen, Inc. *	135	26,133
BioMarin Pharmaceutical, Inc. *	243	17,060
Neurocrine Biosciences, Inc. *	60	6,953
Regeneron Pharmaceuticals, Inc. *	43	45,873
Vertex Pharmaceuticals, Inc. *	44	20,458
		222,283
Broadline Retail — 1.2%
Amazon.com, Inc. *	302	56,230
Building Products — 3.7%
Carrier Global Corp.	1,124	90,489
Masco Corp.	332	27,855
Owens Corning	190	33,639
Trane Technologies plc	68	26,348
		178,331
Capital Markets — 2.0%
CME Group, Inc.	193	42,571
Jefferies Financial Group, Inc.	222	13,680
LPL Financial Holdings, Inc.	54	12,459
Northern Trust Corp.	321	28,882
		97,592
Chemicals — 1.3%
Chemours Co. (The)	1,571	31,926
FMC Corp.	445	29,358
		61,284
Consumer Staples Distribution & Retail — 3.7%
BJ's Wholesale Club Holdings, Inc. *	548	45,235

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Performance Food Group Co. *	1,189	93,148
Walmart, Inc.	476	38,425
		176,808
Containers & Packaging — 1.7%
Graphic Packaging Holding Co.	1,164	34,427
International Paper Co. (a)	445	21,729
Silgan Holdings, Inc.	483	25,373
		81,529
Electric Utilities — 0.6%
NextEra Energy, Inc.	317	26,818
Electrical Equipment — 2.3%
Emerson Electric Co.	488	53,445
GE Vernova, Inc. *	110	28,043
Regal Rexnord Corp.	185	30,670
		112,158
Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	558	25,181
Entertainment — 0.7%
Live Nation Entertainment, Inc. *	298	32,686
Financial Services — 9.0%
Affirm Holdings, Inc. *	230	9,392
Berkshire Hathaway, Inc., Class B *	287	131,996
Block, Inc. *	1,394	93,598
Corpay, Inc. *	211	66,032
Fidelity National Information Services, Inc.	401	33,538
Fiserv, Inc. *	415	74,627
MGIC Investment Corp.	910	23,290
		432,473
Food Products — 3.1%
Archer-Daniels-Midland Co.	359	21,434
Hershey Co. (The)	159	30,424
Lamb Weston Holdings, Inc.	461	29,865
Mondelez International, Inc., Class A	903	66,516
		148,239
Ground Transportation — 1.4%
CSX Corp.	1,565	54,031
Uber Technologies, Inc. *	202	15,188
		69,219
Health Care Providers & Services — 8.2%
Cardinal Health, Inc.	603	66,684
CVS Health Corp.	1,701	106,927
Humana, Inc.	82	26,054
Labcorp Holdings, Inc.	152	33,977

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
McKesson Corp.	111	54,812
UnitedHealth Group, Inc.	176	102,992
		391,446
Hotels, Restaurants & Leisure — 3.0%
Carnival Corp. *	1,940	35,855
McDonald's Corp.	301	91,449
Yum China Holdings, Inc. (China)	212	9,545
Yum! Brands, Inc.	43	6,048
		142,897
Household Durables — 0.8%
Mohawk Industries, Inc. *	252	40,560
Independent Power and Renewable Electricity Producers — 1.1%
AES Corp. (The)	2,538	50,918
Industrial Conglomerates — 1.4%
Honeywell International, Inc.	325	67,191
Industrial REITs — 0.1%
Lineage, Inc.	43	3,378
Insurance — 1.0%
MetLife, Inc.	417	34,383
Oscar Health, Inc., Class A *	662	14,035
		48,418
IT Services — 0.3%
Globant SA *	74	14,638
Leisure Products — 0.2%
Brunswick Corp.	130	10,938
Machinery — 0.4%
Middleby Corp. (The) *	154	21,385
Media — 0.5%
Comcast Corp., Class A	556	23,225
Metals & Mining — 1.3%
Alcoa Corp.	564	21,762
Freeport-McMoRan, Inc.	841	41,977
		63,739
Multi-Utilities — 1.5%
CMS Energy Corp.	218	15,369
Dominion Energy, Inc.	526	30,391
NiSource, Inc.	756	26,207
		71,967
Office REITs — 0.5%
Vornado Realty Trust	550	21,682
Oil, Gas & Consumable Fuels — 6.2%
Chevron Corp.	718	105,815

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
EQT Corp.	913	33,445
Exxon Mobil Corp.	1,150	134,796
Hess Corp.	179	24,259
		298,315
Passenger Airlines — 1.0%
Delta Air Lines, Inc.	503	25,573
Southwest Airlines Co.	832	24,650
		50,223
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	1,727	89,344
Elanco Animal Health, Inc. *	1,598	23,479
		112,823
Professional Services — 0.5%
Genpact Ltd.	610	23,911
Real Estate Management & Development — 0.4%
Zillow Group, Inc., Class C *	302	19,255
Residential REITs — 0.8%
Equity LifeStyle Properties, Inc.	551	39,292
Semiconductors & Semiconductor Equipment — 2.1%
First Solar, Inc. *	81	20,214
Intel Corp.	632	14,825
Microchip Technology, Inc.	410	32,902
Micron Technology, Inc.	316	32,806
		100,747
Software — 1.9%
Aspen Technology, Inc. *	62	14,724
Oracle Corp.	165	28,162
Salesforce, Inc.	182	49,775
		92,661
Specialized REITs — 4.7%
Digital Realty Trust, Inc.	446	72,186
Equinix, Inc.	73	64,876
Outfront Media, Inc.	1,058	19,437
SBA Communications Corp.	279	67,148
		223,647
Specialty Retail — 1.7%
Lowe's Cos., Inc.	168	45,583
Ulta Beauty, Inc. *	92	35,648
		81,231
Technology Hardware, Storage & Peripherals — 4.1%
Hewlett Packard Enterprise Co.	3,646	74,604

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Seagate Technology Holdings plc	566	61,961
Western Digital Corp. *	852	58,197
		194,762
Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd. *	336	14,267
Kontoor Brands, Inc.	235	19,188
Tapestry, Inc.	771	36,220
		69,675
Tobacco — 1.9%
Philip Morris International, Inc.	765	92,937
Trading Companies & Distributors — 0.2%
WESCO International, Inc.	71	11,898
Total Common Stocks (Cost $4,012,129)		4,691,189
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (b) (c) (Cost $105,284)	105,233	105,297
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (b) (c) (Cost $2,568)	2,568	2,568
Total Short-Term Investments (Cost $107,852)		107,865
Total Investments — 99.9% (Cost $4,119,981)		4,799,054
Other Assets Less Liabilities — 0.1%		2,893
NET ASSETS — 100.0%		4,801,947

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $2,459.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,799,054	$—	$—	$4,799,054

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$127,054	$758,452	$780,265	$43	$13	$105,297	105,233	$1,481	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	2,000	18,568	18,001	1	—	2,568	2,568	37	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	1,210	14,734	15,944	—	—	—	—	16	—
Total	$130,264	$791,754	$814,210	$44	$13	$107,865		$1,534	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.